Segment Reporting (Details)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment						1		1
Number of reportable segments | segment						1		1
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	$ 4,192,101	$ 4,878,665	$ 955,970	$ 40,355		$ 10,649,930	$ 4,032,168	$ 4,878,665	$ 40,355
Cost of revenue	2,389,428		350,667			5,208,318	1,792,234	2,238,820	134,988
Research and development	938,758		925,214			2,691,704	2,492,842	3,267,340	1,485,636
Selling, general and administrative	2,515,994		2,007,277			6,486,697	9,873,029	11,549,512	3,427,690
Other expense, net	30,559		(16,995)			8,770,514	191,330	560,648	544,566
Change in fair value of warrant liability	80,043		(8,805)			3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	0		(87,200)			(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,230,000		(50,000)	(2,610,000)	$ (2,920,000)	2,070,000	(2,970,000)	(3,230,000)	0
Interest expense, net	564,725		1,455,306			1,635,014	3,149,315	4,497,781	544,826
Income tax expense (benefit)	0		0			2,782	0	(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	(4,557,406)	$ (8,984,880)	(3,619,494)	$ (628,590)	$ (1,877,464)	(19,694,921)	(5,496,958)	(8,984,880)	(6,098,951)
Compensation expense, excluding cost of good and service sold	2,148,939		1,627,803			5,537,784	3,765,568	4,917,502	2,062,852
Reportable Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Revenue	4,192,101		955,970			10,649,930	4,032,168	4,878,665	40,355
Cost of revenue	2,389,428		350,667			5,208,318	1,792,234	2,238,820	134,988
Research and development	938,758		925,214			2,691,704	2,492,842	3,267,340	1,485,636
Selling, general and administrative	2,515,994		2,007,277			6,486,697	9,873,029	11,549,512	3,427,690
Other expense, net	30,559		(16,995)			8,770,514	191,330	560,648	544,566
Change in fair value of warrant liability	80,043		(8,805)			3,581,122	(199,624)	(187,173)	0
Change in fair value of derivative liability	0		(87,200)			(101,300)	(4,800,000)	(4,817,600)	0
Change in fair value of earnout liability	2,230,000		(50,000)			2,070,000	(2,970,000)	(3,230,000)	0
Interest expense, net	564,725		1,455,306			1,635,014	3,149,315	4,497,781	544,826
Income tax expense (benefit)	0		0			2,782	0	(15,783)	1,600
Net loss and comprehensive loss attributable to QT Imaging Holdings, Inc.	$ (4,557,406)		$ (3,619,494)			$ (19,694,921)	$ (5,496,958)	$ (8,984,880)	$ (6,098,951)